Barings
Corporate Investors

Report for the
Three Months Ended March 31, 2018

Adviser

Barings LLC
1500 Main Street, P.O. Box 15189
Springfield, Massachusetts 01115-5189

Independent Registered Public Accounting Firm

KPMG LLP
Boston, Massachusetts 02110

Counsel to the Trust

Ropes & Gray LLP
Boston, Massachusetts 02111

Custodian

State Street Bank and Trust Company
Boston, Massachusetts 02110
Transfer Agent & Registrar

DST Systems, Inc.
P.O. Box 219086
Kansas City, Missouri 64121-9086
1-800-647-7374

Internet Website

www.barings.com/mci

Barings Corporate Investors c/o Barings LLC 1500 Main Street, Suite 2200 Springfield, Massachusetts 01115 (413) 226-1516

Investment Objective and Policy

Barings Corporate Investors (the "Trust") is a closed-end management investment company, first offered to the public in 1971, whose shares are traded on the New York Stock Exchange under the trading symbol "MCI". The Trust's share price can be found in the financial section of most newspapers under either the New York Stock Exchange listings or Closed-End Fund Listings.

The Trust's investment objective is to maintain a portfolio of securities providing a current yield and at the same time offering an opportunity for capital gains. The Trust's principal investments are privately placed, below-investment grade, long-term debt obligations. Such direct placement securities may, in some cases, be accompanied by equity features such as common stock, warrants, conversion rights, or other equity features and, occasionally, preferred stocks. The Trust typically purchases these investments, which are not publicly tradable, directly from their issuers in private placement transactions. These investments are typically mezzanine debt instruments with accompanying private equity securities made to small or middle market companies. In addition, the Trust may invest, subject to certain limitations, in marketable investment grade debt securities, other marketable debt securities (including high yield securities) and marketable common stocks. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay principal.

Barings LLC ("Barings") manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders in January, May, August, and November. The Trust pays dividends to its shareholders in cash, unless the shareholder elects to participate in the Dividend Reinvestment and Share Purchase Plan.

Form N-Q

The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. This information is available (i) on the SEC's website at http://www.sec.gov; and (ii) at the SEC's Public Reference Room in Washington, DC (which information on their operation may be obtained by calling 1-800-SEC-0330). A complete schedule of portfolio holdings as of each quarter-end is available upon request by calling, toll-free, 866-399-1516.

Proxy Voting Policies & Procedures; Proxy Voting Record

The Trustees of the Trust have delegated proxy voting responsibilities relating to the voting of securities held by the Trust to Barings. A description of Barings' proxy voting policies and procedures is available (1) without charge, upon request, by calling, toll-free 866-399-1516; (2) on the Trust's website at www.barings.com/mci; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on the Trust's website at www.barings.com/mci; and (2) on the SEC's website at http://www.sec.gov.

Legal Matters

The Trust has entered into contractual arrangements with an investment adviser, transfer agent and custodian (collectively "service providers") who each provide services to the Trust. Shareholders are not parties to, or intended beneficiaries of, these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

Under the Trust's Bylaws, any claims asserted against or on behalf of the Trust, including claims against Trustees and officers must be brought in courts located within the Commonwealth of Massachusetts.

The Trust's registration statement and this shareholder report are not contracts between the Trust and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Barings Corporate Investors

TO OUR SHAREHOLDERS
April 30, 2018

We are pleased to present the March 31, 2018 Quarterly Report of Barings Corporate Investors (the "Trust").

The Board of Trustees declared a quarterly dividend of $0.30 per share, payable on May 18, 2018 to shareholders of record on May 7, 2018. The Trust paid a $0.30 per share dividend for the preceding quarter. The Trust earned $0.31 per share of net investment income for the first quarter of 2018, compared to $0.32 per share, including $0.03 per share of non-recurring income, in the previous quarter.

During the first quarter, the net assets of the Trust increased to $304,788,145 or $15.26 per share compared to $303,527,308 or $15.22 per share on December 31, 2017. This translates into a 0.3% total return for the quarter, based on the change in the Trust's net assets assuming the reinvestment of all dividends. Longer term, the Trust returned 12.0%, 9.1%, 10.8%, 10.8%, and 13.3% for the 1, 3, 5, 10, and 25-year periods ended March 31, 2018, respectively, based on the change in the Trust's net assets assuming the reinvestment of all dividends.

The Trust's market price decreased 1.1% during the quarter, from $15.26 per share as of December 31, 2017 to $15.10 per share as of March 31, 2018. The Trust's market price of $15.10 per share equates to a 1.1% discount to the March 31, 2018 net asset value per share of $15.26. The Trust's average quarter-end premium for the 3, 5 and 10-year periods ended March 31, 2018 was 9.4%, 8.6% and 11.1%, respectively. U.S. small cap equity markets, as approximated by the Russell 2000 Index, decreased 0.1% for the quarter. U.S. high yield markets, as approximated by the Bloomberg Barclays U.S. Corporate High Yield Index, decreased 0.8% for the quarter.

The Trust closed five new private placement investments and three add-on investments to existing portfolio companies during the first quarter. The five new investments were in Clubessential LLC, Dohmen Life Science Services, MeTEOR Education LLC, New Mountain Learning, LLC and U.S. Retirement and Benefit Partners, Inc. The three add-on investments were in MES Partners, Inc., Polytex Holdings LLC and York Wall Holding Company. A brief description of these investments can be found in the Consolidated Schedule of Investments. The total amount invested by the Trust in these transactions was $16,197,988.

It was a good quarter for the Trust in terms of new investments. As noted above, the Trust closed five new investments and three add-on investments this quarter despite middle-market merger and acquisition activity getting off to a slower start in the first quarter of 2018. The expansion of the Trust's target investment criteria in late 2017 into a broader set of the middle market private debt market along with the expansion of the investment adviser's private debt platform have been key contributors to increasing the Trust's new investment volume. Overall, we believe market conditions remain extremely competitive, with purchase price and leverage multiples remaining at or near historical highs, and there continues to be a large supply of debt capital seeking middle-market investment opportunities. As always, we've continued to be selective in our investment choices and maintained our underwriting discipline.

The Trust's remaining portfolio remains in good condition. There were seven private debt investment exits during the quarter, five of which resulted in realized gains, while two long-time troubled investments (NetShape / Hawk and Church Services) resulted in realized losses. In addition, one company prepaid its subordinated debt held by the Trust. Several companies in which the Trust has outstanding investments are in the process of being sold and we are cautiously optimistic about realization activity from these investments over the next few quarters.

The Trust was able to maintain its $0.30 per share quarterly dividend in the first quarter. Notably, the Trust's recurring investment income was sufficient to cover this quarter's dividend. As discussed in prior reports, since 2013, recurring investment income alone has generally not been sufficient to fully fund the current dividend rate, principally due to the considerable reduction in the number of private debt securities in the portfolio resulting from the high level of exits and prepayment activity that occurred from 2013 through 2015, combined with generally lower investment returns available due to market and competitive dynamics over the past several years. As referenced above, the Trust's expansion of its target investment criteria in 2017 has allowed for increased private debt investment opportunities, and as a result, higher recurring investment income than the Trust has experienced over the past several years. The level of expected recurring investment income generated by the Trust in 2018, combined with the availability of earnings carry forwards and other non-recurring income, is expected to be sufficient to maintain the current dividend rate over the next several quarters. However, if recurring investment income fails to consistently equal the current dividend rate, there is the risk that the dividend may need to be reduced in the future.

(Continued)

Thank you for your continued interest in and support of Barings Corporate Investors.

Sincerely,

Robert M. Shettle

President

Portfolio Composition as of 3/31/18*

Public Debt
6.2%
Public Equity
0.0%
Public Bank Loans
4.7%
Cash & Short-Term
Investments
4.4%
Private / Restricted
Equity
12.8%
Private Bank Loans
13.3%
Private Debt
58.8%

* Based on market value of total investments (including cash)
Cautionary Notice: Certain statements contained in this report may be "forward looking" statements. Investors are cautioned not to place undue reliance on forward-looking statements, which speak only as of the date on which they are made and which reflect management's current estimates, projections, expectations or beliefs, and which are subject to risks and uncertainties that may cause actual results to differ materially. These statements are subject to change at any time based upon economic, market or other conditions and may not be relied upon as investment advice or an indication of the Trust's trading intent. References to specific securities are not recommendations of such securities, and may not be representative of the Trust's current or future investments. We undertake no obligation to publicly update forward looking statements, whether as a result of new information, future events, or otherwise.

Barings Corporate Investors
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
March 31, 2018
(Unaudited)

Assets:
Investments (See Consolidated Schedule of Investments)
Corporate restricted securities at fair value (Cost - $230,739,392)	$230,503,554
Corporate restricted securities at market value (Cost - $53,710,661)	53,793,491
Corporate public securities at market value (Cost - $36,470,313)	36,379,016

Total investments (Cost - $320,920,366)	320,676,061
Cash	14,623,104
Interest receivable	3,663,785
Receivable for investments sold	445,000
Other assets	28,138

Total assets	339,436,088

Liabilities:
Note payable	30,000,000
Payable for investments purchased	1,420,333
Deferred tax liability	983,173
Tax payable	965,329
Investment advisory fee payable	952,463
Interest payable	135,317
Accrued expenses	191,328

Total liabilities	34,647,943

Commitments and Contingencies (See Note 8)
Total net assets	$304,788,145

Net Assets:
Common shares, par value $1.00 per share	$19,975,363
Additional paid-in capital	110,208,390
Retained net realized gain on investments, prior years	155,501,181
Undistributed net investment gain	9,208,002
Accumulated net realized gain on investments	11,122,687
Net unrealized depreciation of investments	(1,227,478)

Total net assets	$304,788,145

Common shares issued and outstanding (28,054,782 authorized)	19,975,363

Net asset value per share	$15.26

See Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENT OF OPERATIONS
For the three months ended March 31, 2018
(Unaudited)

Investment Income:
Interest	$7,500,413
Dividends	94,797
Other	9,287

Total investment income	7,604,497

Expenses:
Investment advisory fees	952,463
Interest	264,750
Trustees' fees and expenses	90,000
Professional fees	55,551
Reports to shareholders	28,500
Custodian fees	8,400
Other	31,300

Total expenses	1,430,964

Investment income - net	6,173,533

Net realized and unrealized loss on investments:
Net realized gain on investments before taxes	4,756,310
Income tax expense	(13,113)

Net realized gain on investments after taxes	4,743,197

Net increase (decrease) in unrealized appreciation (depreciation) of investments before taxes	(10,746,054)
Net (increase) decrease in deferred income tax expense	547,736

Net increase (decrease) in unrealized appreciation (depreciation) of investments after taxes	(10,198,318)

Net loss on investments	(5,455,121)

Net increase in net assets resulting from operations	$718,412

See Notes to Consolidated Financial Statements

Barings Corporate Investors
CONSOLIDATED STATEMENT OF CASH FLOWS
For the three months ended March 31, 2018
(Unaudited)

Net increase in cash:
Cash flows from operating activities:
Purchases/Proceeds/Maturities from short-term portfolio securities, net	$3,900,954
Purchases of portfolio securities	(27,717,453)
Proceeds from disposition of portfolio securities	36,208,924
Interest, dividends and other income received	5,290,718
Interest expense paid	(264,750)
Operating expenses paid	(1,139,435)
Income taxes paid	(3,446,474)

Net cash provided by operating activities	12,832,484

Cash flows from financing activities:
Cash dividends paid from net investment income	(5,981,959)
Receipts for shares issued on reinvestment of dividends	542,425

Net cash used for financing activities	(5,439,534)

Net increase in cash	7,392,950
Cash - beginning of year	7,230,154

Cash - end of period	$14,623,104

Reconciliation of net increase in net assets to net cash provided by operating activities:

Net increase in net assets resulting from operations	$718,412

Decrease in investments	15,823,091
Increase in interest receivable	(727,712)
Increase in receivable for investments sold	(445,000)
Increase in other assets	(2,322)
Decrease in deferred tax liability	(547,736)
Increase in payable for investments purchased	1,420,333
Increase in investment advisory fee payable	3,940
Decrease in tax payable	(3,433,361)
Increase in accrued expenses	22,839

Total adjustments to net assets from operations	12,114,072

Net cash provided by operating activities	$12,832,484

See Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the three months ended 3/31/2018 (Unaudited)	For the year ended 12/31/2017
Increase in net assets:
Operations:
Investment income - net	$6,173,533	$25,253,347
Net realized gain on investments after taxes	4,743,197	5,710,317
Net change in unrealized (depreciation) / appreciation of investments after taxes	(10,198,318)	12,615,454

Net increase in net assets resulting from operations	718,412	43,579,118

Increase from common shares issued on reinvestment of dividends
Common shares issued (2018 - 35,499; 2017 - 149,457)	542,425	2,240,339

Dividends to shareholders from:
Net investment income (2018 - $0.00 per share; 2017 - $1.20 per share)	—	(23,863,040)

Total increase in net assets	1,260,837	21,956,417

Net assets, beginning of period/year	303,527,308	281,570,891

Net assets, end of period/year (including undistributed net investment income of $9,208,002 and $3,034,469, respectively)	$304,788,145	$303,527,308

See Notes to Consolidated Financial Statements

Barings Corporate Investors
CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS
Selected data for each share of beneficial interest outstanding:

	For the three months ended 03/31/2018 (Unaudited)		For the years ended December 31,
			2017	2016	2015	2014
Net asset value:
Beginning of period/year	$15.22		$14.23	$14.03	$14.34	$13.85

Net investment income (a)	0.31		1.27	1.12	1.04	1.23
Net realized and unrealized gain (loss) on investments	(0.27)		0.92	0.26	(0.16)	0.45

Total from investment operations	0.04		2.19	1.38	0.88	1.68

Dividends from net investment income to common shareholders	—		(1.20)	(1.20)	(1.20)	(1.20)
Dividends from net realized gain on investments to common shareholders	—		—	—	—	—
(Decrease)/Increase from dividends reinvested	0.00		0.00	0.02	0.01	0.01

Total dividends	—		(1.20)	(1.18)	(1.19)	(1.19)

Net asset value: End of period/year	$15.26		$15.22	$14.23	$14.03	$14.34

Per share market value:
End of period/year	$15.10		$15.26	$15.48	$17.25	$15.89

Total investment return
Net asset value (b)	0.26%		15.72%	10.13%	6.20%	13.78%
Market value (b)	(1.05%	)	6.86%	(3.49% )	17.01%	16.53%

Net assets (in millions):
End of period/year	$304.79		$303.53	$281.57	$275.92	$280.13
Ratio of total expenses to average net assets	1.92%	(c)	3.63%	2.92%	2.56%	3.66%
Ratio of operating expenses to average net assets	1.55%	(c)	1.59%	1.56%	1.67%	1.65%
Ratio of interest expense to average net assets	0.35%	(c)	0.51%	0.56%	0.55%	0.57%
Ratio of income tax expense to average net assets	0.02%	(c)	1.53%	0.80%	0.34%	1.44%
Ratio of net investment income to average net assets	8.20%	(c)	8.49%	7.80%	7.12%	8.57%
Portfolio turnover	9%		25%	29%	29%	38%

(a)	Calculated using average shares.
(b)
Net asset value return represents portfolio returns based on change in the Trust's net asset value assuming the reinvestment of all dividends and distributions which differs from the total investment return based on the Trust's market value due to the difference between the Trust's net asset value and the market value of its shares outstanding; past performance is no guarantee of future results.

(c)	Annualized.

Senior borrowings:
Total principal amount (in millions)	$30	$30	$30	$30	$30
Asset coverage per $1,000 of indebtedness	$11,160	$11,118	$10,386	$10,197	$10,338

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2018
(Unaudited)

Corporate Restricted Securities - 93.28%: (A)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Private Placement Investments - 75.63%: (C)
1A Smart Start, Inc.
A designer, distributor and lessor of ignition interlock devices ("IIDs"). IIDs are sophisticated breathalyzers wired to a vehicle's ignition system.
10.13% Second Lien Term Loan due 12/22/2022 (LIBOR + 8.250%)	$3,500,000	12/21/17	$3,434,110	$3,442,483

ABC Industries, Inc.
A manufacturer of mine and tunneling ventilation products in the U.S.
13% Senior Subordinated Note due 07/31/2019	$262,403	08/01/12	254,723	262,403
Preferred Stock Series A (B)	300,000 shs.	08/01/12	300,000	541,831
Warrant, exercisable until 2022, to purchase common stock at $.02 per share (B)	53,794 shs.	08/01/12	101,870	90,737
			656,593	894,971

Advanced Manufacturing Enterprises LLC
A designer and manufacturer of large, custom gearing products for a number of critical customer applications.
Limited Liability Company Unit (B)	4,669 uts.	*	498,983	58,775
* 12/07/12, 07/11/13 and 06/30/15.

AFC - Dell Holding Corporation
A distributor and provider of inventory management services for "C-Parts" used by OEMs in their manufacturing and production facilities.
12.5% (1% PIK) Senior Subordinated Note due 09/27/2020	$2,472,211	03/27/15	2,446,374	2,472,211
Preferred Stock (B)	2,276 shs.	03/27/15	227,558	293,183
Common Stock (B)	703 shs.	03/27/15	703	—
			2,674,635	2,765,394

Airxcel Holdings
A leading manufacturer of a broad range of climate control solutions, including air-conditioners, heat pumps, cooking appliances, furnaces, powered vents, and water heaters.
Limited Liability Company Unit	583 uts.	11/18/14	583,000	1,828,452

AM Conservation Holding Corp
A supplier of energy efficiency ("EE") products, including lighting, shower heads and aerators, and weatherization products such as door seals and weather stripping.
11.5% (1.5% PIK) Senior Subordinated Note due 04/30/2023	$3,181,818	10/31/16	3,129,044	3,160,105
11.5% (1.25% PIK) Senior Subordinated Note due 04/30/2023	$418,049	10/06/17	410,226	414,251
Common Stock (B)	318,182 shs.	10/31/16	318,182	374,298
			3,857,452	3,948,654

See Notes to Consolidated Financial Statements

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

AMS Holding LLC
A leading multi-channel direct marketer of high-value collectible coins and proprietary-branded jewelry and watches.
Limited Liability Company Unit Class A Preferred (B) (F)	273 uts.	10/04/12	$272,727	$558,060

API Technologies Corp.
A designer, developer and manufacturer of electronic systems, subsystems, modules and secure communications for technically demanding defense, aerospace and commercial applications in the U.S. and internationally.

12% (1% PIK) Senior Subordinated Note due 04/22/2023	$2,854,738	04/22/16	2,844,523	2,883,285
Limited Liability Company Unit (B)	0.90% int.	04/20/16	700,000	1,148,000
			3,544,523	4,031,285

ARI Holding Corporation
A leading national supplier of products used primarily by specialty contractors.
11.5% (0.5% PIK) Senior Subordinated Note due 02/01/2020	$3,447,692	*	3,425,853	3,447,692
Limited Partnership Interest	1,048 uts.	08/01/14	1,047,900	1,968,061
* 05/21/13 and 08/01/14.			4,473,753	5,415,753

ASC Holdings, Inc.
A manufacturer of capital equipment used by corrugated box manufacturers.
13% (1% PIK) Senior Subordinated Note due 05/18/2021	$1,538,294	11/19/15	1,518,578	1,476,958
Limited Liability Company Unit (B)	225,300 uts.	11/18/15	225,300	98,456
			1,743,878	1,575,414

Aurora Parts & Accessories LLC
A distributor of aftermarket over-the-road semi-trailer parts and accessories sold to customers across North America.
11% Senior Subordinated Note due 02/17/2022	$3,074,700	08/17/15	3,033,969	2,994,180
Preferred Stock (B)	425 shs.	08/17/15	424,875	260,496
Common Stock (B)	425 shs.	08/17/15	425	—
			3,459,269	3,254,676

Avantech Testing Services LLC
A manufacturer of custom Non-Destructive Testing ("NDT") systems and provider of NDT and inspections services primarily to the oil country tubular goods market.
15% (3.75% PIK) Senior Subordinated Note due 03/21/2021 (D)	$13,750	07/31/14	13,493	—
Limited Liability Company Unit (B) (F)	92,327 uts.	*	—	—
Limited Liability Company Unit Class C Preferred (B) (F)	158,988 uts.	09/29/17	983,201	—
* 07/31/14 and 10/14/15.			996,694	—

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

BCC Software, Inc.
A provider of software and data solutions which enhance mail processing to help direct mail marketers realize discounts from the U.S. Postal Service, avoid penalties associated with mailing errors, and improve the accuracy and efficiency of marketing campaigns.

12% (1% PIK) Senior Subordinated Note due 04/11/2023	$3,041,254	10/11/17	$2,984,473	$3,005,167
Preferred Stock Series A (B)	47 shs.	10/11/17	471,481	471,500
Common Stock Class A (B)	1,492 shs.	10/11/17	1,492	7,015
			3,457,446	3,483,682

BEI Precision Systems & Space Company, Inc.
A provider of advanced design, manufacturing, and testing for custom optical encoder-based positioning systems, precision accelerometers, and micro scanners.
12% (1% PIK) Senior Subordinated Note due 04/28/2024	$2,967,194	04/28/17	2,913,594	2,960,864
Limited Liability Company Unit (B)	5,600 uts.	04/28/17	560,000	327,030
			3,473,594	3,287,894

Blue Wave Products, Inc.
A distributor of pool supplies.
10% Senior Secured Term Note due 09/30/2018	$89,362	10/12/12	89,173	89,362
13% (1% PIK) Senior Subordinated Note due 09/30/2019	$755,053	10/12/12	738,934	755,053
Common Stock (B)	114,894 shs.	10/12/12	114,894	832,242
Warrant, exercisable until 2022, to purchase common stock at $.01 per share (B)	45,486 shs.	10/12/12	45,486	329,481
			988,487	2,006,138

BlueSpire Holding, Inc.
A marketing services firm that integrates strategy, technology, and content to deliver customized marketing solutions for clients in the senior living, financial services and healthcare end markets.
12.5% (1.5% PIK) Senior Subordinated Note due 06/30/2021 (D)	$3,217,730	06/30/15	3,167,754	—
Common Stock (B)	2,876 shs.	06/30/15	318,200	—
			3,485,954	—

See Notes to Consolidated Financial Statements

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

CHG Alternative Education Holding Company
A leading provider of publicly-funded, for profit pre-K-12 education services targeting special needs children at therapeutic day schools and "at risk" youth through alternative education programs.
13.5% (1.5% PIK) Senior Subordinated Note due 06/19/2020	$2,384,359	01/19/11	$2,367,136	$2,384,359
14% (2% PIK) Senior Subordinated Note due 06/19/2020	$630,732	08/03/12	626,970	630,732
Common Stock (B)	1,125 shs.	01/19/11	112,500	112,965
Warrant, exercisable until 2021, to purchase common stock at $.01 per share (B)	884 shs.	01/19/11	87,750	88,797
			3,194,356	3,216,853

Clarion Brands Holding Corp.
A portfolio of six over-the-counter (OTC) pharmaceutical brands whose products are used to treat tinnitus or ringing of the ear, excessive sweating, urinary tract infections, muscle pain, and skin conditions.

12.5% (1.5% PIK) Senior Subordinated Note due 04/01/2021	$4,183,088.13	*	4,132,968	4,185,553
Limited Liability Company Unit (B)	3,759 uts.	07/18/16	384,020	368,184
* 10/01/14 and 07/18/16.			4,516,988	4,553,737

Clough, Harbour and Associates
An engineering service firm that is located in Albany, NY.
Preferred Stock (B)	277 shs.	12/02/08	276,900	2,476,430

Clubessential LLC
A leading SaaS platform for private clubs and resorts.
7% (5% PIK) Senior Subordinated Note due 01/12/2024	$3,535,972	01/16/18	3,467,505	3,475,878

Compass Chemical International LLC
A manufacturer and supplier of standard and specialty formulated chemicals, primarily phosphoric acid derivatives called phosphonates.
Limited Liability Company Unit (B) (F)	467 uts.	03/04/15	298,900	449,679

CORA Health Services, Inc.
A provider of outpatient rehabilitation therapy services.
12.75% (1.75% PIK) Senior Subordinated Note due 06/30/2023	$1,586,276	06/30/16	1,561,041	1,618,001
Preferred Stock Series A (B)	1,538 shs.	06/30/16	146,154	181,724
Common Stock Class A (B)	7,692 shs.	06/30/16	7,692	48,547
			1,714,887	1,848,272

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

CTM Holding, Inc.
A leading owner and operator of coin-operated children's rides, penny presses and candy kiosks in the U.S.
15% (3% PIK) Senior Subordinated Note due 11/22/2019	$2,692,500	11/22/13	$2,675,058	$2,692,500
Common Stock (B)	180 shs.	*	1,028,568	1,165,004
* 11/22/13 and 09/16/16.			3,703,626	3,857,504

Del Real LLC
A manufacturer and distributor of fully-prepared fresh refrigerated Hispanic entrees as well as side dishes that are typically sold on a heat-and-serve basis at retail grocers.
11% Senior Subordinated Note due 04/06/2023	$2,882,353	10/07/16	2,834,438	2,848,482
Limited Liability Company Unit (B) (F)	617,647 uts.	10/07/16	617,647	685,588
			3,452,085	3,534,070

Dohmen Life Science Services
A provider of drug commercialization services for pharmaceutical and biotech companies, beginning in the late clinical trial phases.
10.40% Second Lien Term Loan due 03/12/2026 (LIBOR + 8.250%)	$3,500,000	03/09/18	2,785,151	2,828,636

DPL Holding Corporation
A distributor and manufacturer of aftermarket undercarriage parts for medium and heavy duty trucks and trailers.
14% (2% PIK) Senior Subordinated Note due 11/04/2020	$3,454,589	05/04/12	3,433,906	3,452,327
Preferred Stock (B)	61 shs.	05/04/12	605,841	600,721
Common Stock (B)	61 shs.	05/04/12	67,316	—
			4,107,063	4,053,048

Dunn Paper
A provider of specialty paper for niche product applications.
10.63% Second Lien Term Loan due 08/26/2023 (LIBOR + 8.750%)	$3,500,000	09/28/16	3,444,910	3,482,500

Eagle Family Foods, Inc.
A producer of low-cost branded and private label canned milk.
11.35% Last Out Term Loan due 12/31/2021 (LIBOR + 9.050%)	$3,500,000	12/22/15	3,467,187	3,489,093
11.35% Second Last Out Term Loan due 12/31/2021 (LIBOR + 9.050%)	$359,951	09/07/17	356,814	358,829
			3,824,001	3,847,922

See Notes to Consolidated Financial Statements

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

ECG Consulting Group
A healthcare management consulting company who provides strategic, financial, operational, and technology related consulting services to healthcare providers.
11.75% (0.75% PIK) Senior Subordinated Note due 11/21/2020	$2,691,895	11/21/14	$2,660,241	$2,691,894
Limited Liability Company Unit (B) (F)	467 uts.	11/19/14	145,833	356,325
			2,806,074	3,048,219

Elite Sportswear Holding, LLC
A designer and manufacturer of gymnastics, competitive cheerleading and swimwear apparel in the U.S. and internationally.
11.5% (1% PIK) Senior Subordinated Note due 10/13/2021	$3,223,328	10/14/16	3,180,824	2,917,788
Limited Liability Company Unit (B) (F)	204 uts.	10/14/16	324,074	138,618
			3,504,898	3,056,406

English Color & Supply LLC
A distributor of aftermarket automotive paint and related products to collision repair shops, auto dealerships and fleet customers through a network of stores in the Southern U.S.
11.5% (0.5% PIK) Senior Subordinated Note due 12/31/2023	$2,703,196	06/30/17	2,653,947	2,674,122
Limited Liability Company Unit (B) (F)	806,916 uts.	06/30/17	806,916	871,469
			3,460,863	3,545,591

ERG Holding Company LLC
A provider of inpatient and outpatient clinical trial services to pharmaceutical companies and contract research organizations.
13.5% (1.5% PIK) Senior Subordinated Note due 10/04/2019	$2,003,942	04/04/14	1,990,601	2,003,942
14% (2% PIK) Senior Subordinated Note due 10/04/2019	$529,435	07/01/16	524,108	534,729
Common Stock (B)	0.64% int.	04/04/14	157,314	389,409
			2,672,023	2,928,080

F F C Holding Corporation
A leading U.S. manufacturer of private label frozen novelty and ice cream products.
Limited Liability Company Unit Preferred (B)	512 uts.	09/27/10	175,035	267,578
Limited Liability Company Unit Common (B)	512 uts.	09/27/10	51,220	492,598
			226,255	760,176

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

F G I Equity LLC
A manufacturer of a broad range of filters and related products that are used in commercial, light industrial, healthcare, gas turbine, nuclear, laboratory, clean room, hotel, educational system, and food processing settings.

Limited Liability Company Unit Preferred (B)	483,355 uts.	04/15/14	$—	$483,355
Limited Liability Company Unit Class B-1 (B)	394,737 uts.	12/15/10	394,737	2,340,183
Limited Liability Company Unit Class B-2 (B)	49,488 uts.	12/15/10	49,488	293,388
Limited Liability Company Unit Class B-3 (B)	39,130 uts.	08/30/12	90,000	242,157
Limited Liability Company Unit Class C (B)	9,449 uts.	12/20/10	96,056	382,178
			630,281	3,741,261

GD Dental Services LLC
A provider of convenient "onestop" general, specialty, and cosmetic dental services with 21 offices located throughout South and Central Florida.
Limited Liability Company Unit Preferred (B)	182 uts.	10/05/12	182,209	10,537
Limited Liability Company Unit Common (B)	1,840 uts.	10/05/12	1,840	—
			184,049	10,537

gloProfessional Holdings, Inc.
A marketer and distributor of premium mineral-based cosmetics, cosmeceuticals and professional hair care products to the professional spa and physician's office channels.
14% (2% PIK) Senior Subordinated Note due 03/27/2019	$3,001,985	03/27/13	2,989,615	2,701,787
Common Stock (B)	2,835 shs.	03/27/13	283,465	52,247
			3,273,080	2,754,034

Glynlyon Holding Companies, Inc.
A technology-enabled curriculum provider of K-12 and support services predominantly to small and medium public school districts.
Common Stock (B)	299 shs.	01/15/16	209,402	467,113

GlynnDevins Acquisition Corporation
A marketing communications agency that services senior living facilities.
Preferred Stock Series A (B)	695 shs.	06/19/15	143,414	174,429
Common Stock (B)	695 shs.	06/19/15	5,976	161,447
			149,390	335,876

Grakon Parent
The leading designer and manufacturer of highly-engineered and customized LED and incandescent lighting systems for transportation-based markets.
Common Stock (B)	355 shs.	10/31/14	354,730	476,527

See Notes to Consolidated Financial Statements

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

GraphPad Software, Inc.
A provider of data analysis, statistics and graphing software solution for scientific research applications, with a focus on the life sciences and academic end-markets.
7.66% Term Loan due 12/21/2022 (LIBOR + 6.000%)	$5,000,000	12/19/17	$4,904,622	$4,918,953

GTI Holding Company
A designer, developer, and marketer of precision specialty hand tools and handheld test instruments.
12% Senior Subordinated Note due 05/22/2023	$1,455,729	02/05/14	1,410,200	1,455,729
Common Stock (B)	2,093 shs.	*	209,271	273,197
Warrant, exercisable until 2027, to purchase common stock at $.01 per share (B)	795 shs.	02/05/14	73,633	103,771
* 02/05/14 and 11/22/17.			1,693,104	1,832,697

Handi Quilter Holding Company (Premier Needle Arts)
A designer and manufacturer of long-arm quilting machines and related components for the consumer quilting market.
12% (1% PIK) Senior Subordinated Note due 06/19/2021	$3,500,000	*	3,456,156	3,500,000
Limited Liability Company Unit Preferred (B)	754 uts.	**	754,061	920,074
Limited Liability Company Unit Common Class A (B)	7,292 uts.	12/19/14	—	61,967
* 12/19/14 and 02/21/17.			4,210,217	4,482,041
** 12/19/14 and 04/29/16.

Happy Floors Acquisition, Inc.
A wholesale importer and value-added distributor of premium European flooring tile to residential and commercial end markets.
12.5% (1% PIK) Senior Subordinated Note due 07/01/2022	$3,253,030	07/01/16	3,203,457	3,276,210
Common Stock (B)	303 shs.	07/01/16	303,333	396,571
			3,506,790	3,672,781

Hartland Controls Holding Corporation
A manufacturer and distributor of electronic and electromechanical components.
14% (2% PIK) Senior Subordinated Note due 08/14/2020	$2,301,511	02/14/14	2,283,643	2,301,511
12% Senior Subordinated Note due 08/14/2020	$875,000	06/22/15	870,851	883,750
Common Stock (B)	1,666 shs.	02/14/14	1,667	566,931
			3,156,161	3,752,192

HHI Group, LLC
A developer, marketer, and distributor of hobby-grade radio control products.
14% (2% PIK) Senior Subordinated Note due 11/26/2020	$3,318,289	01/17/14	3,293,104	3,318,289
Limited Liability Company Unit (B) (F)	203 uts.	01/17/14	203,125	77,535
			3,496,229	3,395,824

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Hollandia Produce LLC
A hydroponic greenhouse producer of branded root vegetables.
14.25% (2.75% PIK) Senior Subordinated Note due 12/11/2020	$2,864,258	*	$2,830,336	$2,291,406
* 12/30/15 and 12/23/16.

HOP Entertainment LLC
A provider of post production equipment and services to producers of television shows and motion pictures.
Limited Liability Company Unit Class F (B) (F)	89 uts.	10/14/11	—	—
Limited Liability Company Unit Class G (B) (F)	215 uts.	10/14/11	—	—
Limited Liability Company Unit Class H (B) (F)	89 uts.	10/14/11	—	—
Limited Liability Company Unit Class I (B) (F)	89 uts.	10/14/11	—	—
			—	—

Hospitality Mints Holding Company
A manufacturer of individually-wrapped imprinted promotional mints.
12% Senior Subordinated Note due 10/01/2019	$2,075,581	08/19/08	2,073,085	1,868,023
Common Stock (B)	474 shs.	08/19/08	474,419	—
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	123 shs.	08/19/08	113,773	—
			2,661,277	1,868,023

Impact Confections
An independent manufacturer and marketer of confectionery products including Warheads® brand sour candies, Melster® brand classic candies, and co-manufactured/private label classic candies.
15% (15% PIK) Senior Subordinated Note due 11/10/2020	$2,462,881	11/10/14	2,439,888	—
Common Stock (B)	4,667 shs.	11/10/14	466,667	—
			2,906,555	—

JMH Investors LLC
A developer and manufacturer of custom formulations for a wide variety of foods.
Limited Liability Company Unit (B) (F)	2,493,253 uts.	12/05/12	557,301	—
Limited Liability Company Unit Class A-1 (B) (F)	381,717 uts.	10/31/16	381,717	584,867
Limited Liability Company Unit Class A-2 (B) (F)	2,478,261 uts.	10/31/16	—	257,467
			939,018	842,334

K P I Holdings, Inc.
The largest player in the U.S. non-automotive, non-ferrous die casting segment.
Limited Liability Company Unit Class C Preferred (B)	75 uts.	06/30/15	—	172,999
Common Stock (B)	667 shs.	07/15/08	539,502	844,108
			539,502	1,017,107

See Notes to Consolidated Financial Statements

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Manhattan Beachwear Holding Company
A designer and distributor of women's swimwear.
12.5% Senior Subordinated Note due 04/30/2019 (D)	$1,259,914	01/15/10	$1,212,363	$1,133,923
15% (2.5% PIK) Senior Subordinated Note due 04/30/2019 (D)	$345,759	10/05/10	343,820	311,183
Common Stock (B)	106 shs.	10/05/10	106,200	41,226
Common Stock Class B (B)	353 shs.	01/15/10	352,941	137,008
Warrant, exercisable until 2019, to purchase common stock at $.01 per share (B)	312 shs.	10/05/10	283,738	121,251
			2,299,062	1,744,591

Master Cutlery LLC
A designer and marketer of a wide assortment of knives and swords.
13% Senior Subordinated Note due 04/17/2020	$1,736,205	04/17/15	1,726,646	1,302,154
Limited Liability Company Unit	9 uts.	04/17/15	1,356,658	—
			3,083,304	1,302,154

Merex Holding Corporation
A provider of after-market spare parts and components, as well as maintenance, repair and overhaul services for "out of production" or "legacy" aerospace and defense systems that are no longer effectively supported by the original equipment manufacturers.

16% Senior Subordinated Note due 10/30/2019 (D)	$1,362,886	09/22/11	1,347,188	1,022,164
15% PIK Senior Subordinated Note due 04/30/2022 (D)	$71,517	08/18/15	71,517	—
14% PIK Senior Subordinated Note due 06/30/2019	$192,445	*	192,445	191,751
Common Stock Class A (B)	249,235 shs.	**	512,114	—
* 10/21/16, 01/27/17 and 10/13/17.			2,123,264	1,213,915
** 08/18/15, 10/20/16 and 01/27/17.

MES Partners, Inc.
An industrial service business offering an array of cleaning and environmental services to the Gulf Coast region of the U.S.
12% (1% PIK) Senior Subordinated Note due 09/30/2021	$2,273,557	09/30/14	2,246,999	2,270,990
12% Senior Subordinated Note due 09/30/2021	$610,803	02/28/18	598,840	610,114
Common Stock Class B (B)	526,019 shs.	*	495,405	326,132
* 09/30/14 and 02/28/18.			3,341,244	3,207,236

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

MeTEOR Education LLC
A leading provider of classroom and common area design services, furnishings, equipment and instructional support to K-12 schools.
12% Senior Subordinated Note due 06/20/2023	$2,297,872	03/09/18	$2,252,270	$2,306,712
Limited Liability Company Unit (B) (F)	456 uts.	03/09/18	459,574	413,477
			2,711,844	2,720,189

Midwest Industrial Rubber, Inc.
A supplier of industrial maintenance, repair, and operations ("MRO") products, specializing in the fabrication and distribution of lightweight conveyor belting and related conveyor components and accessories.

12% (1% PIK) Senior Subordinated Note due 12/02/2022	$3,194,491	12/02/16	3,141,685	3,212,626
Preferred Stock (B)	3,472 shs.	12/02/16	347,191	324,450
Common Stock (B)	491 shs.	12/02/16	491	—
			3,489,367	3,537,076

MNX Holding Company
An international third party logistics company providing customized logistics services to customers across the globe.
14% (2% PIK) Senior Subordinated Note due 05/02/2020	$3,222,816	11/02/12	3,203,437	3,222,815
Common Stock (B)	107 shs.	11/02/12	107,143	172,497
			3,310,580	3,395,312

Money Mailer Equity LLC
A leading provider of hyperlocal shared direct mail advertising as well as interactive and online advertising solutions through its nationwide production and distribution network.
12% (1% PIK) Senior Subordinated Note due 10/29/2021	$3,564,761	04/29/16	3,514,630	3,298,645

Motion Controls Holdings
A manufacturer of high performance mechanical motion control and linkage products.
14.25% (1.75% PIK) Senior Subordinated Note due 08/15/2020	$856,285	11/30/10	851,619	856,285
Limited Liability Company Unit Class B-1 (B) (F)	225,000 uts.	11/30/10	—	125,796
Limited Liability Company Unit Class B-2 (B) (F)	20,403 uts.	11/30/10	—	11,407
			851,619	993,488

New Mountain Learning, LLC
A leading provider of blended learning solutions to the K-12 and post-secondary school market.
8.65% Term Loan due 03/16/2024 (LIBOR + 5.500%)	$4,498,014	03/15/18	3,471,560	3,474,199

See Notes to Consolidated Financial Statements

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

NSi Industries Holdings, Inc.
A manufacturer and distributer of electrical components and accessories to small to mid-sized electrical wholesalers.
12.75% (1.75% PIK) Senior Subordinated Note due 05/17/2023	$3,099,913	06/30/16	$3,050,923	$3,116,126
Common Stock (B)	420 shs.	05/17/16	420,000	524,526
			3,470,923	3,640,652

PANOS Brands LLC
A marketer and distributor of branded consumer foods in the specialty, natural, better-for-you, "free from" healthy and gluten-free categories.
12% (1% PIK) Senior Subordinated Note due 08/17/2022	$3,602,879	02/17/17	3,550,790	3,605,307
Common Stock Class B (B)	772,121 shs.	*	772,121	994,137
* 01/29/16 and 02/17/17.			4,322,911	4,599,444

Pegasus Transtech Corporation
A provider of end-to-end document, driver and logistics management solutions, which enable its customers (carriers, brokers, and drivers) to operate more efficiently, reduce manual overhead, enhance compliance, and shorten cash conversion cycles.

11.25% Term Loan due 11/16/2022	$703,559	11/14/17	683,912	685,773
7.84% Term Loan due 11/17/2024 (LIBOR + 6.250%)	$4,305,556	11/14/17	3,927,584	3,942,221
			4,611,496	4,627,994

Petroplex Inv Holdings LLC
A leading provider of acidizing services to E&P customers in the Permian Basin.
Limited Liability Company Unit	0.90% int.	*	420,814	45,429
* 11/29/12 and 12/20/16.

Polytex Holdings LLC
A manufacturer of water based inks and related products serving primarily the wall covering market.
13.9% (1% PIK) Senior Subordinated Note due 01/31/2020	$2,257,584	07/31/14	2,238,992	1,693,188
Limited Liability Company Unit	300,485 uts.	07/31/14	300,485	—
Limited Liability Company Unit Class F	75,022 uts.	*	50,322	—
* 09/28/17 and 2/15/18.			2,589,799	1,693,188

Power Stop Holdings LLC
A supplier of performance upgrade aftermarket brake products.
Limited Liability Company Unit Preferred (B) (F)	2,332 uts.	05/29/15	233,200	235,880
Limited Liability Company Unit Common (B) (F)	2,332 uts.	05/29/15	—	352,987
			233,200	588,867

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

PPC Event Services
A special event equipment rental business.
14% (2% PIK) Senior Subordinated Note due 05/20/2020	$2,427,394	11/20/14	$2,405,686	$2,427,394
Limited Liability Company Unit (B)	7,000 uts.	11/20/14	350,000	824,728
Limited Liability Company Unit Series A-1 (B)	689 uts.	03/16/16	86,067	92,756
			2,841,753	3,344,878

Randy's Worldwide Automotive
A designer and distributor of automotive aftermarket parts.
Common Stock (B)	240 shs.	05/12/15	240,388	643,554

ReelCraft Industries, Inc.
A designer and manufacturer of heavy-duty reels for diversified industrial, mobile equipment OEM, auto aftermarket, government/military and other end markets.
10.5% (0.5% PIK) Senior Subordinated Note due 02/28/2023	$2,909,862	11/13/17	2,909,862	2,882,388
Limited Liability Company Unit Class B	595,745 uts.	11/13/17	595,745	715,517
			3,505,607	3,597,905

Signature Systems Holdings Company
A seller and installer of a variety of modular surfaces, industrial matting and related products used for ground protection.
Common Stock (B)	181 shs.	03/15/13	181,221	324,499
Warrant, exercisable until 2023, to purchase common stock at $.01 per share (B)	74 shs.	03/15/13	67,958	132,561
			249,179	457,060

Smart Source Holdings LLC
A short-term computer rental company.
Limited Liability Company Unit (B)	619 uts.	*	493,496	928,809
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	157 shs.	*	127,437	235,298
* 08/31/07 and 03/06/08.			620,933	1,164,107

SMB Machinery Holdings, Inc.
A reseller of used, rebuilt and refurbished packaging and processing equipment, primarily serving the bottling and food manufacturing industries.
14% (2% PIK) Senior Subordinated Note due 10/18/2019 (D)	$1,477,388	10/18/13	1,452,295	—
Common Stock (B)	1,681 shs.	10/18/13	168,100	—
			1,620,395	—

See Notes to Consolidated Financial Statements

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Software Paradigms International Group, LLC
An outsourced IT services provider focused on the retail industry.
12.5% (1.5% PIK) Senior Subordinated Note due 11/23/2021	$3,500,000	05/23/16	$3,448,378	$3,511,168

SR Smith LLC
A manufacturer of mine and tunneling ventilation products in the United States.
11% Senior Subordinated Note due 03/27/2022	$1,760,454	03/27/17	1,741,983	1,759,330
Limited Liability Company Unit Class A (B) (F)	29 uts.	03/27/17	1,717,802	2,197,507
			3,459,785	3,956,837

Strahman Holdings Inc.
A manufacturer of industrial valves and wash down equipment for a variety of industries, including chemical, petrochemical, polymer, pharmaceutical, food processing, beverage and mining.
Preferred Stock Series A (B)	317,935 shs.	12/13/13	317,935	510,378
Preferred Stock Series A-2 (B)	53,086 shs.	09/10/15	59,987	85,218
			377,922	595,596

Strategic Insight, Inc.
A provider of largely proprietary data, market research, and business intelligence to the global asset management industry.
10.94% Second Lien Term Loan due 12/21/2024 (LIBOR + 9.250%)	$3,500,000	12/28/17	3,424,123	3,433,571

Sunrise Windows Holding Company
A manufacturer and marketer of premium vinyl windows exclusively selling to the residential remodeling and replacement market.
16% Senior Subordinated Note due 01/31/2019 (D)	$4,285,410	*	4,075,756	2,999,787
Common Stock (B)	115 shs.	12/14/10	114,504	—
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	112 shs.	12/14/10	111,747	—
* 12/14/10, 08/17/12 and 03/31/16.			4,302,007	2,999,787

Sunvair Aerospace Group Inc.
An aerospace maintenance, repair, and overhaul provider servicing landing gears on narrow body aircraft.
12% (1% PIK) Senior Subordinated Note due 07/31/2021	$2,661,978	07/31/15	2,612,649	2,329,230
Common Stock (B)	139 shs.	*	213,007	9,911
* 7/31/15 and 11/08/17.			2,825,656	2,339,141

Team Drive-Away Holdings LLC
An asset-light provider of over the road driveaway services for class 8 trucks and specialized equipment.
Limited Liability Company Unit (B)	194,400 uts.	10/15/15	194,400	373,442

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Therma-Stor Holdings LLC
A designer and manufacturer of dehumidifiers and water damage restoration equipment for residential and commercial applications.
10.5% (0.5% PIK) Senior Subordinated Note due 11/30/2023	$2,775,490	11/30/17	$2,775,490	$2,748,635
Limited Liability Company Unit	729,167 uts.	11/30/17	695,639	555,187
			3,471,129	3,303,822

Torrent Group Holdings, Inc.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
15% (7.5% PIK) Senior Subordinated Note due 12/05/2020	$141,785	12/05/13	433,033	141,785
Warrant, exercisable until 2023, to purchase common stock at $.01 per share (B)	53,038 shs.	12/05/13	—	40,309
			433,033	182,094

Tristar Global Energy Solutions, Inc.
A hydrocarbon and decontamination services provider serving refineries worldwide.
12.5% (1.5% PIK) Senior Subordinated Note due 07/31/2020	$2,363,749	01/23/15	2,340,362	2,142,418

U.S. Retirement and Benefit Partners, Inc.
A leading independent provider of outsourced benefit design and administration and retirement services, primarily to K-12 school districts, employee unions, and governmental agencies.
10.38% Second Lien Term Loan due 02/14/2023 (LIBOR + 8.500%)	$3,500,000	03/05/18	2,730,094	2,733,709

Velocity Technology Solutions, Inc.
A provider of outsourced hosting services for enterprise resource planning software applications and information technology infrastructure to mid and large-sized enterprises.
8.03% Lien Term Loan due 12/07/2023 (LIBOR + 6.000%)	$4,200,000	12/07/17	4,160,132	4,176,027

Veritext Corporation
A provider of stenographic staffing and other services used during the legal deposition process.
11.3% Second Lien Term Loan due 01/29/2023 (LIBOR + 9.000%)	$4,083,333	*	4,025,541	4,046,320
* 01/21/16 and 02/23/17.

VP Holding Company
A provider of school transportation services for special-needs and homeless children in Massachusetts.
Common Stock (B)	7,368 shs.	03/31/14	736,842	1,462,221

See Notes to Consolidated Financial Statements

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Wellborn Forest Holding Company
A manufacturer of semi-custom kitchen and bath cabinetry.
8% Senior Subordinated Note due 09/30/2019 (D)	$3,359,243	11/30/06	$2,106,028	$3,359,243
Common Stock (B)	191 shs.	11/30/06	191,250	26,507
Warrant, exercisable until 2019, to purchase common stock at $.01 per share (B)	95 shs.	11/30/06	86,493	13,233
			2,383,771	3,398,983

Westminster Acquisition LLC
A manufacturer of premium, all-natural oyster cracker products sold under the Westminster and Olde Cape Cod brands.
12% (1% PIK) Senior Subordinated Note due 02/03/2021	$771,424	08/03/15	762,791	779,139
Limited Liability Company Unit (B) (F)	751,212 uts.	08/03/15	751,212	903,345
			1,514,003	1,682,484

Whitebridge Pet Brands Holdings, LLC
A portfolio of natural treats and foods for dogs and cats.
11.5% (0.5% PIK) Senior Subordinated Note due 08/18/2021	$3,019,362 shs.	04/18/17	2,982,000	3,005,194
Limited Liability Company Unit Class A (B) (F)	250 uts.	04/18/17	300,485	276,760
Limited Liability Company Unit Class B (B) (F)	250 uts.	04/18/17	—	70,803
			3,282,485	3,352,757

Wolf-Gordon, Inc.
A designer and specialty distributor of wallcoverings and related building products, including textiles, paint, and writeable surfaces.
12.5% (1.5% PIK) Senior Subordinated Note due 07/22/2021	$3,287,961	01/22/16	3,244,489	3,320,840
Common Stock (B)	318 shs.	01/22/16	318,182	377,453
			3,562,671	3,698,293

Worldwide Express Operations, LLC
A third party logistics company providing parcel, less than truck load and truck load services focused on the small and medium business market through both company owned and franchise locations.
10.72% Second Lien Term Loan due 02/03/2025 (LIBOR + 8.750%)	$3,500,000	02/13/17	3,454,928	3,490,866

WP Supply Holding Corporation
A distributor of fresh fruits and vegetables to grocery wholesalers and foodservice distributors in the upper Midwest.
14.5% (2.5% PIK) Senior Subordinated Note due 06/12/2020	$2,991,805	11/03/11	2,985,216	2,991,805
Common Stock (B)	4,500 shs.	11/03/11	450,000	406,242
			3,435,216	3,398,047

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

York Wall Holding Company
A designer, manufacturer and marketer of wall covering products for both residential and commercial wall coverings.
14.5% (1.5% PIK) Senior Subordinated Note due 03/04/2021 (D)	$3,950,121	03/04/15	$3,144,099	$3,552,745
Common Stock (B)	4,151 shs.	*	406,617	10,005
* 03/04/15 and 02/07/18.			3,550,716	3,562,750

Total Private Placement Investments (E)			$230,739,392	$230,503,554

See Notes to Consolidated Financial Statements

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value

Rule 144A Securities - 17.65%:
Bonds - 17.48%
Alliance Resource Partners, L.P.	7.500%	05/01/25	$1,000,000	$1,040,214	$1,050,000
Altice Financing S.A.	7.500	05/15/26	1,000,000	1,056,162	980,000
Altice S.A.	7.750	05/15/22	1,000,000	1,000,000	928,740
American Airlines Group Inc.	5.500	10/01/19	870,000	883,403	890,140
Amsted Industries	5.375	09/15/24	520,000	520,000	520,000
Apex Tool Group LLC / BC Mountain Finance Inc.	9.000	02/15/23	933,000	933,000	930,667
Avantor Inc.	9.000	10/01/25	1,200,000	1,198,311	1,182,000
Balboa Merger Sub, Inc.	11.375	12/01/21	1,000,000	1,085,127	1,088,750
Boyne USA, Inc.	7.250	05/01/25	333,000	333,000	341,741
Carlson Travel, Inc.	9.500	12/15/24	1,342,000	1,255,211	1,253,092
CITGO Holding, Inc.	10.750	02/15/20	1,000,000	1,011,688	1,058,750
CITGO Petroleum Corporation	6.250	08/15/22	925,000	925,000	916,906
Consol Energy Inc.	11.000	11/15/25	1,000,000	1,000,000	1,067,800
Consolidated Energy Finance S.A.	6.750	10/15/19	394,000	391,433	398,433
Coveris Holdings S.A.	7.875	11/01/19	1,000,000	1,000,000	1,002,500
CVR Partners, LP.	9.250	06/15/23	1,000,000	979,955	1,064,700
Diamond 1 Finance Corp / Diamond 2 Finance Corp (Dell)	5.875	06/15/21	228,000	228,000	234,270
Eagle Holding Co II LLC	7.625	05/15/22	208,000	208,000	209,560
EnVen Energy Ventures, LLC	11.000	02/15/23	1,000,000	1,000,000	1,010,000
EP Energy Corporation	8.000	11/29/24	500,000	500,000	502,500
EP Energy LLC / Everest Acquisition Finance Inc.	9.375	05/01/24	819,000	488,716	582,514
First Quantum Minerals Ltd.	7.500	04/01/25	1,000,000	969,036	985,000
Gates Global LLC	6.000	07/15/22	477,000	394,075	484,751
Hertz Corporation	7.625	06/01/22	1,000,000	1,000,000	1,015,000
Hub International Ltd.	7.875	10/01/21	1,000,000	1,000,000	1,035,000
IAMGOLD Corporation	7.000	04/15/25	1,000,000	1,000,000	1,022,500
Infor (US), Inc.	5.750	08/15/20	226,000	224,833	230,520
International Automotive Component	9.125	06/01/18	989,000	986,966	935,841
J.B. Poindexter Co., Inc.	9.000	04/01/22	802,000	824,701	827,062
JBS USA Holdings, Inc.	7.750	10/28/20	750,000	767,780	772,875
JBS USA Lux S.A.	6.750	02/15/28	990,000	990,000	950,400
JDA Escrow LLC	7.375	10/15/24	179,000	179,000	185,265
Jupiter Resources Inc.	8.500	10/01/22	1,375,000	1,122,377	632,500
KCA Deutag UK Finance PLC	9.625	04/01/23	414,000	414,000	416,588
KeHE Distributors, LLC	7.625	08/15/21	1,000,000	1,034,727	977,500
LBC Tank Terminals Holding Netherlands B.V.	6.875	05/15/23	1,315,000	1,340,662	1,351,162
New Gold Inc.	6.250	11/15/22	1,000,000	1,004,191	1,021,250
New Gold Inc.	6.375	05/15/25	231,000	231,000	236,198
Onex Corporation	8.500	10/01/22	1,352,000	1,296,405	1,264,120

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value

OPE KAG Finance Sub	7.875%	07/31/23	$1,750,000	$1,804,713	$1,793,750
Ortho-Clinical Diagnostics, Inc.	6.625	05/15/22	1,261,000	1,244,000	1,229,475
Peabody Energy Corporation	6.615	03/31/25	1,000,000	986,471	1,037,500
Pinnacle Operating Corporation	9.000	05/15/23	756,588	919,069	711,193
Prime Security Services Borrower	9.250	05/15/23	1,014,000	1,015,407	1,098,852
PSPC Escrow Corp	6.500	02/01/22	299,000	264,740	303,859
Signode Industrial Group	6.375	05/01/22	1,265,000	1,242,643	1,301,369
Suncoke Energy	7.500	06/15/25	1,000,000	985,723	1,030,000
Teine Energy Ltd.	6.875	09/30/22	1,300,000	1,307,613	1,326,000
Tempo Acquisition LLC	6.750	06/01/25	216,000	216,000	215,730
Teva Pharmaceutical Industries Ltd.	6.000	04/15/24	365,000	365,000	354,481
Topaz Marine S.A.	9.125	07/26/22	1,000,000	1,000,000	1,037,000
Tullow Oil Plc	6.250	04/15/22	1,225,000	1,071,458	1,235,719
Unitymedia KabelBW GmbH	6.125	01/15/25	1,000,000	1,000,000	1,048,750
UPCB Finance IV Limited	5.375	01/15/25	425,000	425,000	410,125
USIS Merger Sub Inc.	6.875	05/01/25	1,000,000	1,000,000	1,000,000
Valeant Pharmaceuticals International, Inc.	9.250	04/01/26	1,000,000	1,000,000	996,200
Veritas US Inc. / Veritas Bermuda Ltd.	10.500	02/01/24	1,000,000	1,048,562	935,000
VFH Parent LLC / Orchestra Co-Issuer Inc.	6.750	06/15/22	174,000	174,000	183,788
Vine Oil & Gas LP	8.750	04/15/23	1,000,000	990,656	932,500
VistaJet Malta Finance P.L.C.	7.750	06/01/20	786,000	720,206	760,455
Warrior Met Coal, Inc.	8.000	11/01/24	433,000	433,000	440,577
Watco Companies, L.L.C.	6.375	04/01/23	1,000,000	1,000,000	1,025,000
West Street Merger Sub Inc.	6.375	09/01/25	1,110,000	1,109,573	1,057,275
Zekelman Industries, Inc.	9.875	06/15/23	230,000	230,000	253,000

Total Bonds				53,370,807	53,274,193

Preferred Stock - 0.17%
Pinnacle Operating Corporation (B)			519,298	339,854	519,298

Total Preferred Stock				339,854	519,298

Common Stock - 0.00%
TherOX, Inc. (B)			6	—	—
Touchstone Health Partnership (B)			1,168	—	—

Total Common Stock				—	—

Total Rule 144A Securities				53,710,661	53,793,491

Total Corporate Restricted Securities				$284,450,053	$284,297,045

See Notes to Consolidated Financial Statements

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Public Securities - 11.93%: (A)	LIBOR Spread	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value

Bank Loans - 5.16%
Almonde, Inc.	7.250%	9.234%	06/13/25	$940,734	$958,941	$930,884
Big River Steel LLC	5.000	7.302	08/23/23	238,402	236,250	241,382
Caelus Energy Alaska, LLC	7.500	9.678	04/15/20	500,000	496,715	435,529
Coronado Coal, LLC	6.500	8.812	03/14/25	524,207	508,480	516,343
Coronado Coal, LLC	6.500	8.812	03/21/25	142,965	138,676	140,821
Cunningham Lindsey U.S., Inc.	3.750	6.052	12/10/19	62,148	59,686	61,889
Cyanco Intermediate Corporation	7.500	9.672	02/15/26	1,000,000	990,021	995,000
DigiCert, Inc.	8.000	9.772	10/31/25	992,526	991,377	1,000,277
Fieldwood Energy LLC	7.000	8.877	08/31/20	408,845	319,373	339,629
Fieldwood Energy LLC	7.125	9.427	09/30/20	1,044,008	673,284	203,582
Fieldwood Energy LLC	7.125	9.427	09/30/20	1,455,992	1,008,339	1,383,192
Focus Financial Partners, LLC	7.500	9.802	05/22/25	800,000	818,000	814,000
Gulf Finance LLC	5.250	7.560	08/25/23	519,478	515,520	477,270
Higginbotham Insurance Agency, Inc.	7.250	9.127	12/19/25	409,358	405,391	406,288
K&N Engineering, Inc.	8.750	10.627	10/21/24	1,000,000	983,532	970,000
Kronos Incorporated	8.250	10.023	11/01/24	409,457	406,061	424,128
Murray Energy Corporation	7.250	9.552	04/16/20	907,791	840,780	767,083
OCI Beaumont LLC	4.250	6.552	02/14/25	252,086	251,772	253,241
Prospect Medical Holdings, Inc.	5.500	7.188	02/13/24	528,673	518,254	528,673
PS Logistics LLC	5.250	7.339	03/01/25	1,000,000	1,010,000	1,007,500
Seadrill Partners Finco, LLC	6.000	8.302	02/21/21	977,041	623,092	817,461
Serta Simmons Bedding, LLC	8.000	9.711	11/08/24	1,000,000	969,884	793,000
Southern Graphics, Inc.	7.500	9.377	12/31/23	990,968	1,000,877	994,684
Summit Midstream Holdings, LLC	6.000	7.877	05/13/22	269,879	267,717	272,578
Wastequip, LLC	7.750	9.572	02/27/26	1,000,000	980,028	975,000

Total Bank Loans					15,972,050	15,749,434

	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value
Bonds - 6.77%
A. Schulman Inc.	6.875%	06/01/23	$1,000,000	$1,010,150	$1,055,000
AMC Entertainment Holdings, Inc.	6.125	05/15/27	1,000,000	973,748	985,100
Anchorage Capital Group, L.L.C.	8.972	01/15/29	700,000	724,062	717,825
Beazer Homes USA Inc.	6.750	03/15/25	598,000	598,000	592,020
Beazer Homes USA Inc.	8.750	03/15/22	320,000	320,000	344,800
Clear Channel Worldwide Holdings, Inc.	7.625	03/15/20	1,000,000	998,022	998,750
Clearwater Paper Corporation	4.500	02/01/23	736,000	731,955	706,560
CVR Refining LLC	6.500	11/01/22	650,000	636,789	663,000
EnPro Industries Inc.	5.875	09/15/22	250,000	252,085	258,438

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Public Securities: (A) (Continued)	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value

Ferrellgas Partners, L.P	6.750%	01/15/22	$1,000,000	$1,004,718	$947,500
Ferrellgas Partners, L.P	8.625	06/15/20	1,048,000	1,048,521	961,540
Genesis Energy, L.P.	5.625	06/15/24	1,000,000	941,836	942,500
Hughes Satellite Systems Corporation	6.625	08/01/26	1,250,000	1,234,914	1,243,750
Icahn Enterprises L.P.	6.000	08/01/20	1,150,000	1,159,101	1,173,000
NRG Energy, Inc.	7.250	05/15/26	500,000	502,858	528,900
NRG Energy, Inc.	6.625	01/15/27	1,000,000	957,263	1,022,500
Oasis Petroleum Inc.	6.875	03/15/22	1,000,000	1,000,000	1,014,240
PBF Holding Company LLC	7.000	11/15/23	65,000	65,000	67,275
Perry Ellis International, Inc.	7.875	04/01/19	250,000	249,479	249,688
Ply Gem Industries, Inc.	6.500	02/01/22	1,000,000	954,626	1,032,700
SM Energy Company	6.750	09/15/26	1,500,000	1,488,790	1,485,000
Sonic Automotive, Inc.	6.125	03/15/27	352,000	352,000	339,680
Sprint Corporation	7.125	06/15/24	315,000	315,000	307,125
Suburban Propane Partners, L.P.	5.750	03/01/25	1,000,000	1,000,000	960,000
TransDigm Group, Inc.	6.375	06/15/26	1,000,000	979,346	1,007,500
William Lyon Homes	7.000	08/15/22	1,000,000	1,000,000	1,025,000

Total Bonds				20,498,263	20,629,391

Common Stock - 0.00%
Chase Packaging Corporation (B)	—	—	9,541	—	191

Total Common Stock				—	191

Total Corporate Public Securities				$36,470,313	$36,379,016

Total Investments	105.21%			$320,920,366	$320,676,061

Other Assets	6.16				18,760,027

Liabilities	(11.37)				(34,647,943)

Total Net Assets	100.00%				$304,788,145

(A)	In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B)	Non-income producing security.
(C)	Security valued at fair value using methods determined in good faith by or under the direction of the Board of Trustees.
(D)	Defaulted security; interest not accrued.
(E)	Illiquid securities. As of March 31, 2018, the value of these securities amounted to $230,503,554 or 75.63% of net assets.
(F)	Held in CI Subsidiary Trust.
PIK - Payment-in-kind

See Notes to Consolidated Financial Statements

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Industry Classification:	Fair Value/ Market Value

AEROSPACE & DEFENSE - 4.15%
API Technologies Corp.	$4,031,285
BEI Precision Systems & Space Company, Inc.	3,287,894
Merex Holding Corporation	1,213,915
Sunvair Aerospace Group Inc.	2,339,141
TransDigm Group, Inc.	1,007,500
VistaJet Malta Finance P.L.C.	760,455
12,640,190

AIRLINES - 0.29%
American Airlines Group Inc.	890,140

AUTOMOTIVE - 5.18%
Aurora Parts & Accessories LLC	3,254,676
DPL Holding Corporation	4,053,048
English Color & Supply LLC	3,545,591
Gates Global LLC	484,751
Grakon Parent	476,527
International Automotive Component	935,841
J.B. Poindexter Co., Inc.	827,062
K&N Engineering, Inc.	970,000
Power Stop Holdings LLC	588,867
Randy's Worldwide Automotive	643,554
15,779,917

BROKERAGE, ASSET MANAGERS & EXCHANGES - 0.58%
Higginbotham Insurance Agency, Inc.	406,288
Icahn Enterprises L.P.	1,173,000
VFH Parent LLC / Orchestra Co-Issuer Inc.	183,788
1,763,076

BUILDING MATERIALS - 8.04%
ARI Holding Corporation	5,415,753
Happy Floors Acquisition, Inc.	3,672,781
NSi Industries Holdings, Inc.	3,640,652
Ply Gem Industries, Inc.	1,032,700
Signature Systems Holdings Company	457,060
Sunrise Windows Holding Company	2,999,787
Torrent Group Holdings, Inc.	182,094
Wellborn Forest Holding Company	3,398,983
Wolf-Gordon, Inc.	3,698,293
24,498,103

Fair Value/ Market Value

CABLE & SATELLITE - 1.51%
Altice Financing S.A.	$980,000
Altice S.A.	928,740
Hughes Satellite Systems Corporation	1,243,750
Unitymedia KabelBW GmbH	1,048,750
UPCB Finance IV Limited	410,125
4,611,365

CHEMICALS - 2.79%
A. Schulman Inc.	1,055,000
Compass Chemical International LLC	449,679
Consolidated Energy Finance S.A.	398,433
CVR Partners, LP.	1,064,700
Cyanco Intermediate Corporation	995,000
LBC Tank Terminals Holding Netherlands B.V.	1,351,162
OCI Beaumont LLC	253,241
Pinnacle Operating Corporation	1,230,491
Polytex Holdings LLC	1,693,188
8,490,894

CONSUMER CYCLICAL SERVICES - 4.47%
Carlson Travel, Inc.	1,253,092
CHG Alternative Education Holding Company	3,216,853
MeTEOR Education LLC	2,720,189
PPC Event Services	3,344,878
Prime Security Services Borrower	1,098,852
PS Logistics LLC	1,007,500
Southern Graphics, Inc.	994,684
13,636,048

CONSUMER PRODUCTS - 10.99%
AMS Holding LLC	558,060
Apex Tool Group LLC / BC Mountain Finance Inc.	930,667
Blue Wave Products, Inc.	2,006,138
Elite Sportswear Holding, LLC	3,056,406
gloProfessional Holdings, Inc.	2,754,034
GTI Holding Company	1,832,697
Handi Quilter Holding Company	4,482,041
HHI Group, LLC	3,395,824
Manhattan Beachwear Holding Company	1,744,591
Master Cutlery LLC	1,302,154

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value

New Mountain Learning, LLC	$3,474,199
Perry Ellis International, Inc.	249,688
Serta Simmons Bedding, LLC	793,000
Whitebridge Pet Brands Holdings, LLC	3,352,757
York Wall Holding Company	3,562,750
33,495,006

DIVERSIFIED MANUFACTURING - 6.90%
ABC Industries, Inc.	894,971
Advanced Manufacturing Enterprises LLC	58,775
Airxcel Holdings	1,828,452
Amsted Industries	520,000
EnPro Industries Inc.	258,438
F G I Equity LLC	3,741,261
K P I Holdings, Inc.	1,017,107
Motion Controls Holdings	993,488
Reelcraft Industries, Inc.	3,597,905
SR Smith LLC	3,956,837
Strahman Holdings Inc.	595,596
Therma-Stor Holdings LLC	3,303,822
Zekelman Industries, Inc.	253,000
21,019,652

ELECTRIC - 1.80%
AM Conservation Holding Corp	3,948,654
NRG Energy, Inc.	1,551,400
5,500,054

ENERGY - 0.14%
Caelus Energy Alaska, LLC	435,529

FINANCIAL OTHER - 3.80%
Anchorage Capital Group, L.L.C.	717,825
Cunningham Lindsey U.S., Inc.	61,889
Focus Financial Partners, LLC	814,000
Hub International Ltd.	1,035,000
Onex Corporation	1,264,120
PSPC Escrow Corp	303,859
Strategic Insight Inc.	3,433,571
Tempo Acquisition LLC	215,730
USIS Merger Sub Inc.	1,000,000
U.S. Retirement and Benefit Partners, Inc.	2,733,709
11,579,703

Fair Value/ Market Value

FOOD & BEVERAGE - 8.37%
Del Real LLC	$3,534,070
Eagle Family Foods, Inc.	3,847,922
F F C Holding Corporation	760,176
Hollandia Produce LLC	2,291,406
Hospitality Mints Holding Company	1,868,023
Impact Confections	—
JBS USA Holdings, Inc.	772,875
JBS USA Lux S.A.	950,400
JMH Investors LLC	842,334
KeHE Distributors, LLC	977,500
PANOS Brands LLC	4,599,444
Westminster Acquisition LLC	1,682,484
WP Supply Holding Corporation	3,398,047
25,524,681

GAMING - 1.27%
CTM Holding, Inc.	3,857,504

HEALTHCARE - 3.92%
Avantor Inc.	1,182,000
CORA Health Services, Inc.	1,848,272
Dohmen Life Science Services	2,828,636
Eagle Holding Co II LLC	209,560
ECG Consulting Group	3,048,219
GD Dental Services LLC	10,537
Ortho-Clinical Diagnostics, Inc.	1,229,475
Prospect Medical Holdings, Inc.	528,673
TherOX, Inc.	—
Touchstone Health Partnership	—
West Street Merger Sub Inc.	1,057,275
11,942,647

HOME CONSTRUCTION - 0.64%
Beazer Homes USA Inc.	936,820
William Lyon Homes	1,025,000
1,961,820

INDEPENDENT - 2.20%
EP Energy Corporation	502,500
Fieldwood Energy LLC	1,926,403
Jupiter Resources Inc.	632,500
SM Energy Company	1,485,000

See Notes to Consolidated Financial Statements

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value

Tullow Oil Plc	$1,235,719
Vine Oil & Gas LP	932,500
6,714,622

INDUSTRIAL OTHER - 4.81%
AFC - Dell Holding Corporation	2,765,394
Clough, Harbour and Associates	2,476,430
Hartland Controls Holding Corporation	3,752,192
Midwest Industrial Rubber, Inc.	3,537,076
Smart Source Holdings LLC	1,164,107
SMB Machinery Holdings, Inc.	—
Wastequip, LLC	975,000
14,670,199

MEDIA & ENTERTAINMENT - 1.96%
AMC Entertainment Holdings, Inc.	985,100
BlueSpire Holding, Inc.	—
Boyne USA, Inc.	341,741
Clear Channel Worldwide Holdings, Inc.	998,750
GlynnDevins Acquisition Corporation	335,876
HOP Entertainment LLC	—
Money Mailer Equity LLC	3,298,645
5,960,112

METALS & MINING - 3.13%
Alliance Resource Partners, L.P.	1,050,000
Big River Steel LLC	241,382
Consol Energy Inc.	1,067,800
Coronado Coal, LLC	657,164
First Quantum Minerals Ltd.	985,000
IAMGOLD Corporation	1,022,500
Murray Energy Corporation	767,083
New Gold Inc.	1,257,448
Peabody Energy Corporation	1,037,500
Suncoke Energy	1,030,000
Warrior Met Coal, Inc.	440,577
9,556,454

MIDSTREAM - 1.56%
CVR Refining LLC	663,000
Ferrellgas Partners, L.P	1,909,040
Genesis Energy, L.P.	942,500
Fair Value/ Market Value

Suburban Propane Partners, L.P.	$960,000
Summit Midstream Holdings, LLC	272,578
4,747,118

OIL FIELD SERVICES - 2.21%
Avantech Testing Services LLC	—
EnVen Energy Ventures, LLC	1,010,000
EP Energy LLC / Everest Acquisition Finance Inc.	582,514
Gulf Finance LLC	477,270
KCA Deutag UK Finance PLC	416,588
Oasis Petroleum Inc.	1,014,240
Petroplex Inv Holdings LLC	45,429
Seadrill Partners Finco, LLC	817,461
Teine Energy Ltd.	1,326,000
Topaz Marine S.A.	1,037,000
6,726,502

PACKAGING - 1.27%
ASC Holdings, Inc.	1,575,414
Chase Packaging Corporation	191
Coveris Holdings S.A.	1,002,500
Signode Industrial Group	1,301,369
3,879,474

PAPER - 1.37%
Clearwater Paper Corporation	706,560
Dunn Paper	3,482,500
4,189,060

PHARMACEUTICALS - 2.90%
Clarion Brands Holding Corp.	4,553,737
ERG Holding Company LLC	2,928,080
Teva Pharmaceutical Industries Ltd.	354,481
Valeant Pharmaceuticals International, Inc.	996,200
8,832,498

REFINING - 2.43%
CITGO Holding, Inc.	1,058,750
CITGO Petroleum Corporation	916,906
MES Partners, Inc.	3,207,236
PBF Holding Company LLC	67,275
Tristar Global Energy Solutions, Inc.	2,142,418
7,392,585

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value

RETAILERS - 0.11%
Sonic Automotive, Inc.	$339,680

TECHNOLOGY - 10.68%
1A Smart Start, Inc.	3,442,483
Almonde, Inc.	930,884
Balboa Merger Sub, Inc.	1,088,750
BCC Software, Inc.	3,483,682
Clubessential LLC	3,475,878
Diamond 1 Finance Corp / Diamond 2 Finance Corp (Dell)	234,270
DigiCert, Inc.	1,000,277
Glynlyon Holding Companies, Inc.	467,113
GraphPad Software, Inc.	4,918,953
Infor (US), Inc.	230,520
JDA Escrow LLC	185,265
Kronos Incorporated	424,128
Software Paradigms International Group, LLC	3,511,168
Velocity Technology Solutions, Inc.	4,176,027
Veritas US Inc. / Veritas Bermuda Ltd.	935,000
Veritext Corporation	4,046,320
32,550,718

Fair Value/ Market Value

TRANSPORTATION SERVICES - 5.64%
Hertz Corporation	$1,015,000
MNX Holding Company	3,395,312
OPE KAG Finance Sub	1,793,750
Pegasus Transtech Corporation	4,627,994
Team Drive-Away Holdings LLC	373,442
VP Holding Company	1,462,221
Watco Companies, L.L.C.	1,025,000
Worldwide Express Operations, LLC	3,490,866
17,183,585

WIRELESS - 0.10%
Sprint Corporation	307,125

Total Investments - 105.21% (Cost - $320,920,366)	$320,676,061

See Notes to Consolidated Financial Statements

Barings Corporate Investors
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited)

1.	History
Barings Corporate Investors (the "Trust") commenced operations in 1971 as a Delaware corporation. Pursuant to an Agreement and Plan of Reorganization dated November 14, 1985, approved by shareholders, the Trust was reorganized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts, effective November 28, 1985.

The Trust is a diversified closed-end management investment company. Barings LLC ("Barings"), a wholly-owned indirect subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), acts as its investment adviser. The Trust's investment objective is to maintain a portfolio of securities providing a current yield and at the same time offering an opportunity for capital gains. The Trust's principal investments are privately placed, below-investment grade, long-term debt obligations. Such direct placement securities may, in some cases, be accompanied by equity features such as common stock, warrants, conversion rights, or other equity features and, occasionally, preferred stocks. The Trust typically purchases these investments, which are not publicly tradable, directly from their issuers in private placement transactions. These investments are typically mezzanine debt instruments with accompanying private equity securities made to small or middle market companies. In addition, the Trust may invest, subject to certain limitations, in marketable investment grade debt securities, other marketable debt (including high yield securities) and marketable common stocks. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay capital.

On January 27, 1998, the Board of Trustees authorized the formation of a wholly-owned subsidiary of the Trust ("CI Subsidiary Trust") for the purpose of holding certain investments. The results of CI Subsidiary Trust are consolidated in the accompanying financial statements. Footnote 2.D below discusses the Federal tax consequences of the CI Subsidiary Trust.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP").

The Trustees have determined that the Trust is an investment company in accordance with Accounting Standards Codification ("ASC") 946, Financial Services – Investment Companies, for the purpose of financial reporting.

A. Fair Value Measurements:

Under U.S. GAAP, fair value represents the price that should be received to sell an asset (exit price) in an orderly transaction between willing market participants at the measurement date.
Determination of Fair Value

The determination of the fair value of the Trust's investments is the responsibility of the Trust's Board of Trustees (the "Trustees"). The Trustees have adopted procedures for the valuation of the Trust's securities and have delegated responsibility for applying those procedures to Barings. Barings has established a Pricing Committee which is responsible for setting the guidelines used in following the procedures adopted by the Trustees and ensuring that those guidelines are being followed. Barings considers all relevant factors that are reasonably available, through either public information or information directly available to Barings, when determining the fair value of a security. The Trustees meet at least once each quarter to approve the value of the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or of Barings. In approving valuations, the Trustees will consider reports by Barings analyzing each portfolio security in accordance with the procedures and guidelines referred to above, which include the relevant factors referred to below. Barings has agreed to provide such reports to the Trust at least quarterly. The consolidated financial statements include private placement restricted securities valued at $230,503,554 (75.63% of net assets) as of March 31, 2018 whose values have been estimated by the Trustees based on the process described above in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Following is a description of valuation methodologies used for assets recorded at fair value:

Corporate Public Securities – Bank Loans, Corporate Bonds, Preferred Stocks and Common Stocks

The Trust uses external independent third-party pricing services to determine the fair values of its Corporate Public Securities. At March 31, 2018, 100% of the carrying value of these investments was from external pricing services. In the event that the primary pricing service does not provide a price, the Trust utilizes the pricing provided by a secondary pricing service.

Public debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust's pricing services use multiple valuation techniques to determine fair value. In instances where significant market activity exists, the pricing services may utilize a market based approach through which quotes from market makers are used to determine fair value. In instances where significant market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option adjusted spreads, credit spreads, estimated default

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)

rates, coupon rates, anticipated timing of principal underlying prepayments, collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Trust's investments in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Trust's valuation policies and procedures approved by the Trustees.

Public equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sales price of that day.

Annually, Barings conducts reviews of the primary pricing vendors to validate that the inputs used in that vendors' pricing process are deemed to be market observable as defined in the standard. While Barings is not provided access to proprietary models of the vendors, the reviews have included on-site walk-throughs of the pricing process, methodologies and control procedures for each asset class and level for which prices are provided. The review also includes an examination of the underlying inputs and assumptions for a sample of individual securities across asset classes, credit rating levels and various durations, a process Barings continues to perform annually. In addition, the pricing vendors have an established challenge process in place for all security valuations, which facilitates identification and resolution of prices that fall outside expected ranges. Barings believes that the prices received from the pricing vendors are representative of prices that would be received to sell the assets at the measurement date (exit prices) and are classified appropriately in the hierarchy.

Corporate Restricted Securities – Corporate Bonds

The fair value of certain notes is determined using an internal model that discounts the anticipated cash flows of those notes using a specific discount rate. Changes to that discount rate are driven by changes in general interest rates, probabilities of default and credit adjustments. The discount rate used within the models to discount the future anticipated cash flows is considered a significant unobservable input. Increases/(decreases) in the discount rate would result in a (decrease)/increase to the notes' fair value.

The fair value of certain distressed notes is based on an enterprise waterfall methodology which is discussed in the equity security valuation section below.

Corporate Restricted Securities – Common Stock, Preferred Stock and Partnerships & LLC's

The fair value of equity securities is determined using an enterprise waterfall methodology. Under this methodology, the enterprise value of the company is first estimated and that value is then allocated to the company's outstanding debt and equity securities based on the documented priority of each class of securities in the capital structure. Generally, the waterfall proceeds from senior debt tranches of the capital structure to senior then junior subordinated debt, followed by each class of preferred stock and finally the common stock.

To estimate a company's enterprise value, the company's trailing twelve months earnings before interest, taxes, depreciation and amortization ("EBITDA") is multiplied by a valuation multiple.

Both the company's EBITDA and valuation multiple are considered significant unobservable inputs. Increases/(decreases) to the company's EBITDA and/or valuation multiple would result in increases/(decreases) to the equity value.

Short-Term Securities

Short-term securities, of sufficient credit quality, with more than sixty days to maturity are valued at fair value, using external independent third-party services. Short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates fair value.

Barings Corporate Investors
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)

Quantitative Information about Level 3 Fair Value Measurements

The following table represents quantitative information about Level 3 fair value measurements as of March 31, 2018.

	Fair Value	Valuation Technique	Unobservable Inputs	Range	Weighted
Bank Loans	$8,824,479	Broker Quote	Single Broker	97.0% to 101.8%	99.4%

	$41,020,680	Discounted Cash Flows	Discount Rate	6.2% to 12.3%	8.2%

Corporate Bonds	$122,579,757	Discounted Cash Flows	Discount Rate	8.4% to 19.1%	12.5%

	$21,153,872	Market Approach	Valuation Multiple	3.9x to 8.3x	6.8x

			EBITDA	$0 million to $13.3 million	$5.6 million

Equity Securities	$42,266,745	Market Approach	Valuation Multiple	3.9x to 14.4x	9.2x

			EBITDA	$0 million to $221.6 million	$38.8 million

	$519,298	Broker Quote	Single Quote	$1.00/share	$1.00/share

Fair Value Hierarchy

The Trust categorizes its investments measured at fair value in three levels, based on the inputs and assumptions used to determine fair value. These levels are as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The following table summarizes the levels in the fair value hierarchy into which the Trust's financial instruments are categorized as of March 31, 2018.

The fair values of the Trust's investments disaggregated into the three levels of the fair value hierarchy based upon the lowest level of significant input used in the valuation as of March 31, 2018 are as follows:

Assets:	Total	Level 1	Level 2	Level 3
Restricted Securities
Corporate Bonds	$196,057,423	$—	$52,323,793	$143,733,630
Bank Loans	44,503,179	—	—	44,503,179
Common Stock - U.S.	12,778,976	—	—	12,778,976
Preferred Stock	6,439,658	—	—	6,439,658
Partnerships and LLCs	24,517,809	—	950,400	23,567,409
Public Securities
Bank Loans	15,749,434	—	10,407,455	5,341,979
Corporate Bonds	20,629,391	—	20,629,391	—
Common Stock - U.S.	191	—	191	—
Preferred Stock	—	—	—	—
Short-term Securities	—	—	—	—
Total	$320,676,061	$—	$84,311,230	$236,364,831
See information disaggregated by security type and industry classification in the Consolidated Schedule of Investments.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Assets:	Beginning balance at 12/31/2017	Included in earnings	Purchases	Sales	Prepayments	Transfers into Level 3	Transfers out of Level 3	Ending balance at 3/31/2018
Restricted Securities
Corporate Bonds	$143,493,307	$(3,280,781)	$6,929,533	$(66,938)	$(3,341,491)	$—	$—	$143,733,630
Bank Loans	35,347,235	170,018	8,985,926	—	—	—	—	44,503,179
Common Stock - U.S.	14,807,298	(730,615)	84,267	(1,381,974)	—	—	—	12,778,976
Preferred Stock	5,665,670	773,988	—	—	—	—	—	6,439,658
Partnerships and LLCs	31,383,007	(973,692)	480,934	(7,322,840)	—	—	—	23,567,409
Public Securities
Bank Loans	2,022,792	4,951	2,635,225	—	(12,866)	691,877	—	5,341,979
Preferred Stock	—	—	—	—	—	—	—	—
Total	$232,719,309	$(4,036,131)	$19,115,885	$(8,771,752)	$(3,354,357)	$691,877	$—	$236,364,831

Income, Gains and Losses on Level 3 assets included in Net Increase in Net Assets resulting from Operations for the period are presented in the following accounts on the Statement of Operations:

	Net Increase in Net Assets Resulting from Operations	Change in Unrealized Gains & (Losses) in Net Assets from assets still held
Interest (Amortization)	$326,379	$—
Net realized gain on investments before taxes	$4,106,342	$—
Net change in unrealized depreciation of investments before taxes	$(8,468,852)	$(4,454,489)

B. Accounting for Investments:

Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and Federal income tax purposes on the identified cost method.

C. Use of Estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

D. Federal Income Taxes:

The Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend that the Trustees either designate the net realized long-term gains as undistributed and pay the Federal capital gains taxes thereon or distribute all or a portion of such net gains.

The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust's pro rata share of income allocable to the Trust by a partnership operating company. The Trust's violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The CI Subsidiary Trust (described in Footnote 1 above) was formed in order to allow investment in such securities without adversely affecting the Trust's status as a regulated investment company.

The CI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust receiving any distributions from the CI Subsidiary Trust, all of the CI

Barings Corporate Investors
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)

Subsidiary Trust's taxable income and realized gains, including non-qualified income and realized gains, is subject to taxation at prevailing corporate tax rates. As of March 31, 2018, the CI Subsidiary Trust has incurred income tax expense of $13,113.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of the existing assets and liabilities and their respective tax basis. As of March 31, 2018, the CI Subsidiary Trust has a deferred tax liability of $983,173.

E. Distributions to Shareholders:

The Trust records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Trust's net investment income dividend is declared four times per year, in April, July, October, and December. The Trust's net realized capital gain distribution, if any, is declared in December.

3.	Investment Services Contract
A. Services:

Under an Investment Services Contract (the "Contract") with the Trust, Barings agrees to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objectives and policies of the Trust. Barings represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the Contract, Barings also provides administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

B. Fee:

For its services under the Contract, Barings is paid a quarterly investment advisory fee of 0.3125% of the net asset value of the Trust as of the last business day of each fiscal quarter, which is approximately equal to 1.25% annually. A majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of Barings, approve the valuation of the Trust's net assets as of such day.

4.	Senior Secured Indebtedness
MassMutual holds the Trust's $30,000,000 Senior Fixed Rate Convertible Note (the "Note") issued by the Trust on November 15, 2017. The Note is due November 15, 2027 and accrues interest at 3.53% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For the three months ended March 31, 2018, the Trust incurred total interest expense on the Note of $264,750.

The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus a Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Note proposed to be redeemed.

5.	Purchases and Sales of Investments

	For the three months ended 03/31/2018
	Cost of Investments Acquired	Proceeds from Sales or Maturities
Corporate restricted securities	$23,741,814	$22,989,121
Corporate public securities	5,395,972	13,219,803

The aggregate cost of investments is substantially the same for financial reporting and Federal income tax purposes as of March 31, 2018. The net unrealized depreciation of investments for financial reporting and Federal tax purposes as of March 31, 2018 is $244,305 and consists of $23,705,708 appreciation and $23,950,013 depreciation.

Net unrealized depreciation of investments on the Statement of Assets and Liabilities reflects the balance net of a deferred tax accrual of $983,173 on net unrealized gains on the CI Subsidiary Trust.

6.	Quarterly Results of Investment Operations (Unaudited)

	March 31, 2018
	Amount	Per Share
Investment income	$7,604,497
Net investment income	6,173,533	$0.31
Net realized and unrealized gain on investments (net of taxes)	(5,455,121)	(0.27)

7.	Investment Risks
In the normal course of its business, the Trust trades various financial instruments and enters into certain investment activities with investment risks. These risks include: (i) market risk, (ii) volatility risk and (iii) credit, counterparty and liquidity risk. It is the Trust's policy to identify, measure and monitor risk through various mechanisms including risk management strategies and credit policies. These include monitoring risk guidelines and diversifying exposures across a variety of instruments, markets and counterparties. There can be no assurance that the Trust will be able to implement its credit guidelines or that its risk monitoring strategies will be successful.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)

8.	Commitments and Contingencies
During the normal course of business, the Trust may enter into contracts and agreements that contain a variety of representations and warranties. The exposure, if any, to the Trust under these arrangements is unknown as this would involve future claims that may or may not be made against the Trust and which have not yet occurred. The Trust has no history of prior claims related to such contracts and agreements. At March 31, 2018, the Trust had the following unfunded commitments:

Investment	Unfunded Amount
CORA Health Services, Inc.	$1,807,693
Dohmen Life Science Services	$636,364
Fieldwood Energy LLC	$64,414
New Mountain Learning, LLC	$937,014
Pegasus Transtech Corporation	$277,778
Polytex Holdings LLC	$28,962
U.S. Retirement & Benefit Partners	$700,000

Barings Corporate Investors

THIS PRIVACY NOTICE IS BEING PROVIDED ON BEHALF OF BARINGS LLC AND ITS AFFILIATES: BARINGS SECURITIES LLC; BARINGS AUSTRALIA PTY LTD; BARINGS ADVISERS (JAPAN) KK; BARINGS INVESTMENT ADVISERS (HONG KONG) LIMITED; BARINGS FUNDS TRUST; BARINGS GLOBAL SHORT DURATION HIGH YIELD FUND; BARINGS CORPORATE INVESTORS AND BARINGS PARTICIPATION INVESTORS (TOGETHER, FOR PURPOSES OF THIS PRIVACY NOTICE, "BARINGS").

When you use Barings you entrust us not only with your hard-earned assets but also with your personal and financial data. We consider your data to be private and confidential, and protecting its confidentiality is important to us. Our policies and procedures regarding your personal information are summarized below.

We may collect non-public personal information about you from:

•	Applications or other forms, interviews, or by other means;

•	Consumer or other reporting agencies, government agencies, employers or others;

•	Your transactions with us, our affiliates, or others; and

•	Our Internet website.

We may share the financial information we collect with our financial service affiliates, such as insurance companies, investment companies and securities broker-dealers. Additionally, so that we may continue to offer you products and services that best meet your investment needs and to effect transactions that you request or authorize, we may disclose the information we collect, as described above, to companies that perform administrative or marketing services on our behalf, such as transfer agents, custodian banks, service providers or printers and mailers that assist us in the distribution of investor materials or that provide operational support to Barings. These companies are required to protect this information and will use this information only for the services for which we hire them, and are not permitted to use or share this information for any other purpose. Some of these companies may perform such services in jurisdictions other than the United States. We may share some or all of the information we collect with other financial institutions with whom we jointly market products. This may be done only if it is permitted by the state in which you live. Some disclosures may be limited to your name, contact and transaction information with us or our affiliates.

Any disclosures will be only to the extent permitted by federal and state law. Certain disclosures may require us to get an "opt-in" or "opt-out" from you. If this is required, we will do so before information is shared. Otherwise, we do not share any personal information about our customers or former customers unless authorized by the customer or as permitted by law.

We restrict access to personal information about you to those employees who need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with legal standards to guard your personal information. As an added measure, we do not include personal or account information in non-secure e-mails that we send you via the Internet without your prior consent. We advise you not to send such information to us in non-secure e-mails.

This joint notice describes the privacy policies of Barings, the Funds and Barings Securities LLC. It applies to all Barings and the Funds accounts you presently have, or may open in the future, using your social security number or federal taxpayer identification number – whether or not you remain a shareholder of our Funds or as an advisory client of Barings. As mandated by rules issued by the Securities and Exchange Commission, we will be sending you this notice annually, as long as you own shares in the Funds or have an account with Barings.

Barings Securities LLC is a member of the Financial Industry Regulatory Authority (FINRA) and the Securities Investor Protection Corporation (SIPC). Investors may obtain information about SIPC including the SIPC brochure by contacting SIPC online at www.sipc.org or calling (202)-371-8300. Investors may obtain information about FINRA including the FINRA Investor Brochure by contacting FINRA online at www.finra.org or by calling (800) 289-9999.

January 2017

 This page left intentionally blank.

Members of the Board of
Trustees

Michael H. Brown*

Barbara M. Ginader*

Edward P. Grace III*

Robert E. Joyal

Clifford M. Noreen

Susan B. Sweeney*

Maleyne M. Syracuse*

*Member of the Audit Committee

Officers

Clifford M. Noreen
Chairman

Robert M. Shettle
President

James M. Roy
Vice President & Chief Financial
Officer

Janice M. Bishop
Vice President, Secretary & Chief
Legal Officer

Sean Feeley
Vice President

Christopher D. Hanscom
Treasurer

Melissa M. LaGrant
Chief Compliance Officer

Kristin Goodchild
Associate Secretary

DIVIDEND REINVESTMENT AND SHARE PURCHASE PLAN

Barings Corporate Investors (the "Trust") offers a Dividend Reinvestment and Share Purchase Plan (the "Plan"). The Plan provides a simple way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the investment of cash dividends in Trust shares purchased in the open market. A shareholder may join the Plan by filling out and mailing an authorization card to DST Systems, Inc., the Transfer Agent.

Participating shareholders will continue to participate until they notify the Transfer Agent, in writing, of their desire to terminate participation. Unless a shareholder elects to participate in the Plan, he or she will, in effect, have elected to receive dividends and distributions in cash. Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $10 nor more than $5,000 per quarter. Cash contributions must be received by the Transfer Agent at least five days (but no more then 30 days) before the payment date of a dividend or distribution.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment.

When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in any way, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to DST Systems, Inc., Transfer Agent for Barings Corporate Investors' Dividend Reinvestment and Share Purchase Plan, P.O. Box 219086, Kansas City, MO 64121-9086.

Barings Corporate Investors

CI6216